General and Administrative Expense (Tables)	12 Months Ended
Dec. 31, 2014
General and administrative expenses
General And Administrative Expense
	December 31,
	2012	2013	2014
Management fees - related party	$7,726	$8,379	$8,962
Professional fees (legal and accounting)	588	648	813
Compensation for Directors and Officers	240	1,120	2,004
Listing fees and expenses	53	75	87
Miscellaneous	1,339	1,138	1,465
Total	$9,946	$11,360	$13,331